Related Party Transactions (Details Textual 2)	6 Months Ended	9 Months Ended		12 Months Ended			12 Months Ended						17 Months Ended
	Jun. 30, 2013	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD	Dec. 31, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Valent Technologies, LLC [Member] USD ($)	Dec. 31, 2012 Director USD ($)	Dec. 31, 2012 Director CAD	Dec. 31, 2012 Director Consulting Agreement [Member] USD ($)	Dec. 31, 2013 Officer and Director [Member] USD ($)	Dec. 31, 2012 Officer and Director [Member] Consulting Agreement [Member] USD ($) Agreements WarrantsUnit	Dec. 31, 2012 Officer and Director [Member] Consulting Agreement [Member] CAD	Dec. 31, 2012 Officer and Director [Member] Consulting Agreement [Member] USD ($)	Dec. 31, 2012 Officer and Director [Member] Consulting Agreement [Member] CAD
Related Party Transaction [Line Items]
Monthly payment to officers and directors											$ 27,022	27,000	$ 26,550	27,000
Number of agreements											2	2
Number of units issued for services and settlement of accounts payable											360,000	360,000
Value for units issued for services					117,275						180,144
Value for units issued per month											15,012	15,000
Total expenses recognized from related party transaction											180,144
General and administrative expenses from transactions with related party											60,389
Research and development expenses from transactions with related party											119,755
Aggregate cash compensation											12,006	12,000
Clinical development costs included in accounts payable						314,119
Cash compensation paid to two individuals											144,072	144,000
Related party payables									133,658
Value issued for settlement of accounts payable					253,050
Loan payable					264,352	264,352
Accounts payable to director							$ 25,000
Stock options granted		600,000	600,000							1,410,000
Exercise price		$ 0.39	0.88				$ 0.47	0.50		$ 1.05
Stock issued in exchange for reduction in royalties	1,150,000			1,150,000
Number of options granted in equal tranches to director							450,000	450,000
Shares transferred from DelMar Employee Share Purchase Trust to officers and directors.							1,390,625	1,390,625